Stockholders' equity and reserves - Additional information (Details) $ / shares in Units, $ in Thousands		1 Months Ended			12 Months Ended
		Apr. 25, 2019 MXN ($) $ / shares	Apr. 25, 2018 MXN ($) $ / shares	Apr. 26, 2017 MXN ($) $ / shares	Dec. 31, 2019 MXN ($) $ / shares shares	Dec. 31, 2018 MXN ($) $ / shares shares	Dec. 31, 2017 MXN ($)	Apr. 24, 2019 MXN ($)	Dec. 31, 1998 MXN ($)
Disclosure of Stockholders' Equity and Reserves
Debt to EBITDA ratio					2.75
Capital redemption reserve					$ 1,308,367	$ 562,047	$ 493,141	$ 1,316,340	$ 180,000
Dividend payables		$ 840,000	$ 852,000	$ 780,000
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share | $ / shares		$ 1.40	$ 1.42	$ 1.30
Tax Bases On Contributions Made By Stockholders Taxfree Refunded					3,055,601
Reserve of remeasurements of defined benefit plans					$ 195,905	120,378	98,938
Treasury shares [member]
Disclosure of Stockholders' Equity and Reserves
Number of shares outstanding | shares					100,396
Share premium [member]
Disclosure of Stockholders' Equity and Reserves
Sale or issue of treasury shares					$ (1,474)	(4,568)	(1,800)
Actuarial Remeasurement [Member]
Disclosure of Stockholders' Equity and Reserves
Deferred tax expense (income)					$ 83,236	$ 50,867	$ 41,679
BSACV [Member]
Disclosure of Stockholders' Equity and Reserves
Percentage of entity's revenue					63.00%	63.00%	63.00%
Series B registered shares [Member]
Disclosure of Stockholders' Equity and Reserves
Number of shares outstanding | shares					600,000,000	600,000,000
Par value per share | $ / shares					$ 1	$ 1
Familiar Trusts [Member] | Before the Transaction [Member]
Disclosure of Stockholders' Equity and Reserves
Number of shares outstanding | shares	[1]				439,500,000
Number of shares outstanding Percentage					73.25%
Floating Position [Member] | Before the Transaction [Member]
Disclosure of Stockholders' Equity and Reserves
Number of shares outstanding Percentage					26.75%
Top of range [member]
Disclosure of Stockholders' Equity and Reserves
Interest coverage ratio					3
Bottom of range [member]
Disclosure of Stockholders' Equity and Reserves
Interest coverage ratio					1

[1]	All Series B shares with voting power.